Applicable laws and regulations - Schedule of Non-Accruing Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-accruing loans:
Interest that would be reversed if the loans had been classified as non-accruing loans	$ 474	$ 328
Securities at FVOCI - Corporate debt
Non-accruing loans:
Total non-accruing loans	$ 17,040	$ 10,107